4. Accounting for Derivatives and Hedging Activities (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Hedged cost of electricity purchases	$ 863,408	$ 356,614